Balances and Transactions in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2020
Balances and Transactions in Foreign Currencies [Abstract]
Summary of Assets, Liabilities and Transactions in Foreign Currencies	As of December 31, 2020 and 2019, assets and liabilities denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2020
U.S. dollars	21,787	4	2,645	50,969
Euros	—	—	95	—
As of December 31, 2019
U.S. dollars	11,122	93	2,762	37,691
Euros	—	—	49	—

 For the years ended December 31, 2020, 2019 and 2018 transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2020 U.S.dollars	462	12,801	3,418	2,213
Year ended December 31, 2019 U.S.dollars	1,506	14,307	1,910	2,723
Year ended December 31, 2019 Euros	—	454	—	—
Year ended December 31, 2018 U.S.dollars	1,481	18,129	2,223	2,161